Consolidated Statements of Financial Condition (USD $)	Dec. 31, 2012	Dec. 31, 2011
Equity in brokers' trading accounts:
Securities owned, at fair value (cost $0 and $66,603,904, respectively)		$ 66,744,630
Cash	94,093,764	27,781,186
Unrealized gain (loss) on open contracts, net	3,681,219	8,025,123
Total equity in brokers' trading accounts	97,774,983	102,550,939
Cash and cash equivalents	204,384,040	271,405,439
Securities owned, at fair value (cost $358,405,739 and $464,530,065, respectively)	358,679,830	464,744,436
Interest receivable	34,479	88,659
Total assets	660,873,332	838,789,473
Liabilities
Brokerage commission payable	3,785,102	4,866,939
Accrued incentive fees		381,337
Organization and offering costs payable	158,430	200,428
Accrued operating expenses	136,985	173,782
Pending limited partner additions	3,226,078	3,590,048
Redemptions payable to limited partners	16,826,687	30,734,748
Total liabilities	24,133,282	39,947,282
Partners' Capital (Net Asset Value)
Total partners' capital (net asset value)	636,740,050	798,842,191
Total liabilities and partners' capital (net asset value)	660,873,332	838,789,473
Class A
Partners' Capital (Net Asset Value)
General Partner	3,040,653	3,898,734
Limited Partners	31,269,640	41,622,105
Class B
Partners' Capital (Net Asset Value)
General Partner		469,305
Limited Partners	330,303,791	460,685,410
Legacy 1 Class
Partners' Capital (Net Asset Value)
General Partner	897,998	935,031
Limited Partners	3,851,016	4,753,458
Legacy 2 Class
Partners' Capital (Net Asset Value)
General Partner	864,602	903,063
Limited Partners	11,061,307	14,932,071
Global 1 Class
Partners' Capital (Net Asset Value)
General Partner	1,160,812	1,200,376
Limited Partners	10,526,414	12,255,712
Global 2 Class
Partners' Capital (Net Asset Value)
General Partner	1,649,835	1,710,523
Limited Partners	23,335,702	26,494,677
Global 3 Class
Partners' Capital (Net Asset Value)
General Partner		411,298
Limited Partners	$ 218,778,280	$ 228,570,428